Share-Based Payments	6 Months Ended
Jun. 30, 2024
Share-Based Payments [Abstract]
Share-based payments
16.	Share-based payments

a)	Equity settled share-based payment arrangements

InflaRx GmbH granted options under the 2012 Stock Option Plan. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:

Number of share options	2025	2024
Outstanding as of January 1,	148,433	148,433
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	148,433	148,433
thereof vested / exercisable	148,433	148,433

Under the terms and conditions of the share option plan 2016, InflaRx GmbH granted rights to subscribe for InflaRx GmbH’s ordinary shares to directors, senior management, and key employees. Those InflaRx GmbH options were converted into options for ordinary shares of InflaRx N.V. at the time of its IPO in November 2017:

Number of share options	2025	2024
Outstanding as of January 1,	888,632	888,632
Exercised during the six months ended June 30	—	—
Outstanding as of June 30,	888,632	888,632
thereof vested / exercisable	888,632	888,632

InflaRx also granted share options under the 2017 Long-Term Incentive Plan, or 2017 LTIP, subsequently to its IPO in November 2017. Certain stock options granted between 2017 and 2020 were issued with an eight-year option term and during the three months ended March 31, 2025, were extended to an option term of ten years. The total number of share options granted during the six months ended June 30, 2025 under the 2017 LTIP was as follows:

Number of share options	2025	2024
Outstanding as of January 1,	8,905,446	6,584,946
Granted during the six months ended June 30,	2,452,000	2,275,000
Exercised during the six months ended June 30,	—	—
Forfeited during the six months ended June 30,	(110,500)	(7,000)
Outstanding as of June 30,	11,246,946	8,852,946
thereof vested / exercisable	9,375,196	6,588,696

The key information and assumptions related to share options granted during the six months ended June 30, 2025 under the 2017 LTIP were as follows:

Share options granted 2025	Number	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)

January 03	2,452,000	$1.86	0.971	€1.81	$2.41	0.97	5.5	0.04435
	2,452,000

Of the 2,452,000 options granted in the six months ended June 30, 2025 (ended June 30, 2024: 2,275,000), 1,700,000 options (June 30, 2024: 1,615,000) were granted to members of the executive management or Board of Directors.

Expected dividends are nil for all share options listed above.

b)	Share-based payment expense recognized

For the three months ended June 30, 2025, the Company has recognized €1.1 million (2024: €1.2 million) of share-based payment expense in the statements of operations and comprehensive loss.

For the six months ended June 30, 2025, the Company has recognized €3.6 million (2024: €3.1 million) of share-based payment expense in the statements of operations and comprehensive loss including €356 thousand (ended June 30, 2024: nil) for the extension of option for the eight year option terms to ten years.

None of the share-based payment awards were dilutive in determining earnings per share due to the Group’s loss position.

c)	Share options exercised

During the six months ended June 30, 2025, no shares (2024: nil) were issued upon the exercise of share options, resulting in no proceeds to the Company (ended June 30, 2024: nil).